SHARE-BASED COMPENSATION - Plan Awards Activity (Details)		12 Months Ended
	Feb. 11, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ₽ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ₽ / shares shares
Option
Options, Quantity
Outstanding at the beginning of the period (in shares)		2,770,054	2,770,054
Granted (in shares)		650,000	650,000
Exercised (in shares)		(386,420)	(386,420)
Forfeited (in shares)		(138,334)	(138,334)
Outstanding at the end of the period (in shares)		2,895,300	2,895,300	2,770,054	2,770,054
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | $ / shares		$ 38.70
Granted (in dollars per share) | $ / shares		64.79
Exercised (in dollars per share) | $ / shares		40.00
Forfeited (in dollars per share) | $ / shares		40.00
Outstanding at the end of the period (in dollars or euros per share) | $ / shares		$ 44.32		$ 38.70
SARs and RSUs, Quantity
Granted (in shares)				0	0
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		101,100	101,100
Exercised (in shares)		(26,100)	(26,100)
Outstanding at the end of the period (in shares)		75,000	75,000	101,100	101,100
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 32.72
Exercised (in dollars per share) | $ / shares		32.35
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 32.85		$ 32.72
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		15,889,959	15,889,959
Granted (in shares)		6,621,471	6,621,471
Exercised (in shares)		(5,358,903)	(5,358,903)
Forfeited (in shares)		(1,318,942)	(1,318,942)
Expired (in shares)		(500)	(500)
Cancelled (in shares)		(195,944)	(195,944)
Outstanding at the end of the period (in shares)		15,637,141	15,637,141	15,889,959	15,889,959
PSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		218,159	218,159
Granted (in shares)		343,001	343,001
Forfeited (in shares)		(10,964)	(10,964)
Cancelled (in shares)		(117,918)	(117,918)
Outstanding at the end of the period (in shares)		432,278	432,278	218,159	218,159
Synthetic Options Equity Incentive Plans
Options, Quantity
Outstanding at the beginning of the period (in shares)		1,459,077	1,459,077
Granted (in shares)		1,947,114	1,947,114
Exercised (in shares)		(213,220)	(213,220)
Forfeited (in shares)		(115,014)	(115,014)
Expired (in shares)		(985,896)	(985,896)
Outstanding at the end of the period (in shares)		2,092,061	2,092,061	1,459,077	1,459,077
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | ₽ / shares			₽ 1,566.8
Granted (in dollars per share) | ₽ / shares			743.9
Exercised (in dollars per share) | ₽ / shares			578.3
Forfeited (in dollars per share) | ₽ / shares			2,990.1
Expired (in dollars per share) | ₽ / shares			812.6
Outstanding at the end of the period (in dollars or euros per share) | ₽ / shares			₽ 1,178.9		₽ 1,566.8
Synthetic Options Equity Incentive Plans | Option
Options, Quantity
Granted (in shares)		1,947,114	1,947,114
Forfeited (in shares)		(115,014)	(115,014)
Expired (in shares)		(238,850)	(238,850)
Outstanding at the end of the period (in shares)		2,092,061	2,092,061
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
SARs and RSUs, Quantity
Granted (in shares)		2,249,613	2,249,613
Outstanding at the end of the period (in shares)		2,249,613	2,249,613